Parent Investment, Net (Predecessor)	11 Months Ended
Nov. 29, 2021
OceanPal Inc. Predecessors [Member]
Parent Investment, Net [Abstract]
Parent Investment, Net
6. Parent Investment, net
Parent investment, net consists of the amounts contributed by the Parent to finance part of the acquisition cost of the vessels, intercompany amounts due to or from the Parent which are forgiven and treated as contributions or distributions of capital and other general and administrative expenses allocated to the OceanPal Inc. Predecessors by Parent. Allocated general and administrative expenses include expenses of Parent such as executive’s cost, legal, treasury, regulatory compliance and other costs. These expenses were allocated on a pro rata basis, based on the number of ownership days of the Subsidiaries’ vessels compared to the number of ownership days of the total DSI fleet. Such allocations are believed to be reasonable, but may not reflect the actual costs if the OceanPal Inc. Predecessors had operated as a standalone company. For the period from January 1, 2021 through November 29, 2021, and for 2019, capital distribution amounted to $3.2 million and $1.5 million, respectively. Capital contribution during 2020 amounted to $4.2 million.
As part of Parent, OceanPal Inc. Predecessors are dependent upon Parent for all of their working capital and financing requirements, as Parent uses a centralized approach to cash management and financing of their operations. Financial transactions relating to OceanPal Inc. Predecessor are accounted for through the Parent equity account and reflected in the combined carve-out statements of Parent’s equity as an increase or decrease in Parent investment. Accordingly, none of Parent’s cash, cash equivalents or debt at the corporate level have been assigned to the OceanPal Inc. Predecessors in the combined carve-out financial statements. Parent equity, net represents Parent’s interest in the recorded net assets of the OceanPal Inc. Predecessors. All significant intercompany accounts and transactions between the businesses comprising the OceanPal Inc. Predecessors have been eliminated in the accompanying combined carve-out financial statements.